STOCK-BASED COMPENSATION (Additional Information) (Detail) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Option [Member] | PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Vesting period		4 years
Total estimated fair value, granted in period		$ 17,900,000	$ 23,900,000
Weighted average fair value per unit (in dollars per share)		$ 9.43	$ 9.55
Total intrinsic value of stock options outstanding		$ 27,000,000	$ 36,500,000
Total intrinsic value of stock options exercisable		20,000,000	19,400,000
Total intrinsic value of stock options exercised during period		300,000	$ 12,400,000
Unrecognized compensation expense		$ 34,500,000
Restricted Stock [Member] | PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unrecognized compensation expense		$ 5,300,000
Performance Share Units and Performance Unit Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Performance Share Units and Performance Unit Awards [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Distribution Percentage Based On Performance Measurements	0.00%
Performance Share Units and Performance Unit Awards [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Distribution Percentage Based On Performance Measurements	200.00%
Performance Share Units and Performance Unit Awards [Member] | PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		3 years
Performance Share Units and Performance Unit Awards [Member] | PBF Energy [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Distribution Percentage Based On Performance Measurements		0.00%
Performance Share Units and Performance Unit Awards [Member] | PBF Energy [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Distribution Percentage Based On Performance Measurements		200.00%
Performance Share Units [Member] | PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 8,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years
Performance Units [Member] | PBF Energy [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 8,200,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years
Share-based compensation, Performance Unit, Payout, At Target		$ 1.00
Performance Units [Member] | PBF Energy [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, Performance Unit, Payout, At Target		$ 2.00